Revenue from Contracts with Customers - Summary of Disaggregation of Revenue from Contracts with Customers (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total gross revenue from contracts with customers	$ 17,145	$ 4,082
Canadian [member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total gross revenue from contracts with customers	15,946	3,483
Canadian [member] | Dry cannabis [member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total gross revenue from contracts with customers	12,219	3,142
Canadian [member] | Cannabis oils [member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total gross revenue from contracts with customers	3,495	146
Canadian [member] | Other [member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total gross revenue from contracts with customers	232	195
International [member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total gross revenue from contracts with customers	1,199	599
International [member] | Dry cannabis [member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total gross revenue from contracts with customers	1,155	598
International [member] | Cannabis oils [member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total gross revenue from contracts with customers	$ 44	$ 1